Installment Loans	12 Months Ended
Mar. 31, 2011
Installment Loans

7. Installment Loans

The composition of installment loans by domicile and type of borrower at March 31, 2010 and 2011 is as follows:

	Millions of yen		Millions of U.S. dollars
	2010	2011	2011
Borrowers in Japan:
Consumer—
Housing loans	¥731,184	¥823,974	$9,909
Other	13,663	14,317	172

	744,847	838,291	10,081

Corporate—
Real estate companies	447,181	345,078	4,150
Commercial, industrial and other companies	904,729	817,493	9,832

	1,351,910	1,162,571	13,982

Overseas corporate, industrial and other borrowers	244,521	870,967	10,475
Purchased loans*	122,973	111,335	1,339

	¥2,464,251	¥2,983,164	$35,877

*	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtor is unlikely and consist mainly of housing loans, loans to real estate companies and commercial, industrial and other companies in Japan.

Generally, all installment loans are made under agreements, which require the borrower to provide collateral or guarantors.

At March 31, 2011, the contractual maturities of installment loans except purchased loans for each of the next five years and thereafter are as follows:

Years ending March 31,	Millions of yen	Millions of U.S. dollars
2012	¥803,554	$9,664
2013	522,216	6,280
2014	425,198	5,114
2015	230,286	2,770
2016	178,146	2,142
Thereafter	712,429	8,568

Total	¥2,871,829	$34,538

Included in interest on loans and investment securities in the consolidated statements of income is interest income on loans of ¥172,403 million, ¥114,730 million and ¥152,118 million ($1,829 million) for fiscal 2009, 2010 and 2011, respectively.

Certain loans, which the Company and its subsidiaries have the intent and ability to sell to outside parties in the foreseeable future, are considered held-for-sale and are carried at the lower of cost or market value determined on an individual basis. These loans held for sale are included in installment loans. There were no outstanding balances of these loans as of March 31, 2010 but the outstanding balances of these loans as of March 31, 2011 are ¥13,718 million ($165 million).

For loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely, ASC 310-30 (Receivables—Loans and Debt Securities Acquired with Deteriorated Credit Quality) requires that the investor recognize the excess of the loan’s cash flows expected at acquisition over the investor’s initial investment as interest income on the level-yield basis over the remaining life of the purchased loan (“accretable yield”). ASC 310-30, however, does not prohibit placing loans on non-accrual status subsequent to acquisition, including use of the cost recovery or cash basis methods of income recognition when it is not appropriate to recognize the accretable yield, such as when the investor does not have sufficient information to reasonably estimate cash flows expected to be collected to compute the accretable yield.

Purchased loans acquired by the Company and its subsidiaries are generally characterized by extended period of non-performance by the borrower and it is difficult to reliably estimate the amount, timing, or nature of collections. Because such loans are commonly collateralized by real estate, the Company and its subsidiaries may pursue various approaches to maximizing the return from the collateral, including arrangement of borrower’s negotiated transaction of such collateral before foreclosure, the renovation, refurbishment or the sale of such loans to third parties. Accordingly, although the acquired assets may remain loans in legal form, collections on these loans often do not reflect the normal historical experience of collecting delinquent accounts, and the need to tailor individual collateral-realization strategies often makes it difficult to reliably estimate the amount, timing, or nature of collections. Accordingly, the Company and its subsidiaries use the cost recovery method of income recognition for such purchased loans. The total carrying amounts of these purchased loans were ¥122,973 million and ¥111,335 million ($1,339 million) as of March 31, 2010 and 2011 and the fair value at the acquisition date of purchased loans acquired during fiscal 2010 and 2011 were ¥8,036 million and ¥7,449 million ($90 million), respectively.

When it is probable that the Company and its subsidiaries will be unable to collect all book value, the Company and its subsidiaries consider purchased loans impaired and a valuation allowance for the excess amount of the book value over the estimated recoverable amount of the loans is provided. For most cases, the recoverable amount is estimated based on the collateral value. Purchased loans for which valuation allowances were provided amounted to ¥24,021 million and ¥36,685 million ($441 million) as of March 31, 2010 and 2011.

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2009, 2010 and 2011 are as follows:

	Millions of yen			Millions of U.S. dollars
	2009	2010	2011	2011
Beginning balance	¥8,579	¥9,520	¥12,421	$149
Provision charged to income	1,615	3,481	5,261	63
Charge-offs	(462)	(609)	(230)	(2)
Other*	(212)	29	3	0

Ending balance	¥9,520	¥12,421	¥17,455	$210

*	Other includes foreign currency translation adjustments.

The above-mentioned amounts are included in the allowance for doubtful receivables on direct financing leases and probable loan losses (see Note 8).